EARNINGS (LOSS) PER SHARE - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share
Resulted of the year attributable to controlling shareholders'	R$ 14,084,848	R$ 23,381,617	R$ 8,626,386
Weighted average number of shares in the year - in thousands	1,330,020	1,361,264	1,361,264
Weighted average treasury shares - in thousands	(32,827)	(31,043)	(12,042)
Weighted average number of outstanding shares - in thousands	1,297,193	1,330,221	1,349,222
Basic earnings (loss) per common share - R$	R$ 10.85794	R$ 17.57724	R$ 6.39360